Per share amounts (Tables)	12 Months Ended
Dec. 31, 2025
Per share amounts [Abstract]
Schedule of Earnings Per Share computation per common share
2025 2024
Basic earnings per share computation
Net earnings attributable to equity holders $ 589,577 $ 171,853
Weighted average common shares outstanding 435,362 434,870
Basic earnings per common share $ 1.35 $ 0.40
Diluted earnings per share computation
Net earnings attributable to equity holders $ 589,577 $ 171,853
Weighted average common shares outstanding 435,362 434,870
Dilutive effect of stock options 218 1,086
Weighted average common shares outstanding, assuming dilution 435,580 435,956
Diluted earnings per common share $ 1.35 $ 0.39